Intangible assets - Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	€ 605,508
Intangible assets and goodwill at end of period	611,075	€ 605,508
Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	510,258
Intangible assets and goodwill at end of period	512,183	510,258
Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	22,048
Impairment	(1,200)
Intangible assets and goodwill at end of period	18,634	22,048
Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	4,466
Intangible assets and goodwill at end of period	4,150	4,466
Cost to fulfill customer contracts
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	5,674
Intangible assets and goodwill at end of period	5,194	5,674
Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	895
Intangible assets and goodwill at end of period	647	895
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	62,167
Intangible assets and goodwill at end of period	70,267	62,167
Accumulated acquisition values
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,411,798	1,357,326
Acquisition of subsidiaries		36,443
Additions	35,256	29,134
Disposals	(5,289)	(1,977)
Disposal of subsidiary		(687)
Exchange differences	700	(8,441)
Intangible assets and goodwill at end of period	1,442,465	1,411,798
Accumulated acquisition values | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	512,273	487,685
Acquisition of subsidiaries		29,239
Additions	0	0
Disposals	0	0
Disposal of subsidiary		0
Exchange differences	1,800	(4,651)
Intangible assets and goodwill at end of period	514,073	512,273
Accumulated acquisition values | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	45,909	46,025
Acquisition of subsidiaries		0
Additions	2	0
Disposals	0	0
Disposal of subsidiary		0
Exchange differences	(24)	(116)
Intangible assets and goodwill at end of period	45,887	45,909
Accumulated acquisition values | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	656,518	652,052
Acquisition of subsidiaries		4,466
Additions	0	0
Disposals	0	0
Disposal of subsidiary		0
Exchange differences	0	0
Intangible assets and goodwill at end of period	656,518	656,518
Accumulated acquisition values | Cost to fulfill customer contracts
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	19,385	17,093
Acquisition of subsidiaries		0
Additions	1,226	2,577
Disposals	0	0
Disposal of subsidiary		0
Exchange differences	(79)	(285)
Intangible assets and goodwill at end of period	20,532	19,385
Accumulated acquisition values | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	10,258	10,247
Acquisition of subsidiaries		0
Additions	363	869
Disposals	(1,130)	(557)
Disposal of subsidiary		0
Exchange differences	(228)	(301)
Intangible assets and goodwill at end of period	9,263	10,258
Accumulated acquisition values | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	167,455	144,224
Acquisition of subsidiaries		2,738
Additions	33,665	25,688
Disposals	(4,159)	(1,420)
Disposal of subsidiary		(687)
Exchange differences	(769)	(3,088)
Intangible assets and goodwill at end of period	196,192	167,455
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(800,130)	(767,290)
Amortization	(29,614)	(36,995)
Disposals	4,697	1,243
Disposal of subsidiary		416
Exchange differences	845	2,496
Intangible assets and goodwill at end of period	(824,202)	(800,130)
Accumulated amortization | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Amortization	0	0
Disposals	0	0
Disposal of subsidiary		0
Exchange differences	0	0
Intangible assets and goodwill at end of period	0	0
Accumulated amortization | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(23,861)	(21,624)
Amortization	(2,237)	(2,237)
Disposals	0	0
Disposal of subsidiary		0
Exchange differences	0	0
Intangible assets and goodwill at end of period	(26,098)	(23,861)
Accumulated amortization | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(652,145)	(641,489)
Amortization	(223)	(10,656)
Disposals	0	0
Disposal of subsidiary		0
Exchange differences	0	0
Intangible assets and goodwill at end of period	(652,368)	(652,145)
Accumulated amortization | Cost to fulfill customer contracts
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(13,618)	(11,914)
Amortization	(1,753)	(1,803)
Disposals	0	0
Disposal of subsidiary		0
Exchange differences	33	99
Intangible assets and goodwill at end of period	(15,338)	(13,618)
Accumulated amortization | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(8,865)	(8,347)
Amortization	(529)	(909)
Disposals	1,069	157
Disposal of subsidiary		0
Exchange differences	207	234
Intangible assets and goodwill at end of period	(8,118)	(8,865)
Accumulated amortization | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(101,641)	(83,916)
Amortization	(24,872)	(21,390)
Disposals	3,628	1,086
Disposal of subsidiary		416
Exchange differences	605	2,163
Intangible assets and goodwill at end of period	(122,280)	(101,641)
Accumulated impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(6,160)	(6,010)
Impairment	(1,188)	(247)
Disposals	23	37
Exchange differences	137	60
Intangible assets and goodwill at end of period	(7,188)	(6,160)
Accumulated impairment | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(2,015)	(2,063)
Impairment	0	0
Disposals	0	0
Exchange differences	125	48
Intangible assets and goodwill at end of period	(1,890)	(2,015)
Accumulated impairment | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Impairment	(1,156)	0
Disposals	0	0
Exchange differences	1	0
Intangible assets and goodwill at end of period	(1,155)	0
Accumulated impairment | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Impairment	0	0
Disposals	0	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	0	0
Accumulated impairment | Cost to fulfill customer contracts
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Impairment	0	0
Disposals	0	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	0	0
Accumulated impairment | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(498)	(498)
Impairment	0	0
Disposals	0	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	(498)	(498)
Accumulated impairment | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(3,647)	(3,449)
Impairment	(32)	(247)
Disposals	23	37
Exchange differences	11	12
Intangible assets and goodwill at end of period	€ (3,645)	€ (3,647)